Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in EUR per share)	€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	450,000,000	450,000,000
Ordinary share capital, shares issued (in shares)	215,543,739	250,347,345
Ordinary share capital, shares outstanding (in shares)	202,493,168	245,931,275
Unvested restricted stock (in shares)	4,561,249	4,837,602
Treasury stock, at cost, shares (in shares)	13,050,571	4,416,070